Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value	$ 13,033	$ 14,813	$ 10,689
In U.S dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value		13,326	5,665
In New Israeli Shekels and Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value		$ 1,487	$ 5,024